July 27, 2018 Via EDGAR
ATTORNEYS AT LAW

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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
082961-0143

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Hennessy Funds Trust

Ladies and Gentlemen:

On behalf of Hennessy Funds Trust, a Delaware statutory trust (the “Company”), we are transmitting for filing a Registration Statement on Form N-14.  The Registration Statement contains a Proxy Statement/Prospectus that provides information about (1) the acquisition of the assets and liabilities (other than the excluded liabilities) of the BP Capital TwinLine Energy Fund, a series of Professionally Managed Portfolios (“PMP”), by the Hennessy BP Energy Fund, a newly formed series of the Company and (2) the acquisition of the assets and liabilities (other than the excluded liabilities) of the BP Capital TwinLine MLP Fund, a series of PMP, by the Hennessy BP Midstream Fund, a newly formed series of the Company.

As the Hennessy BP Energy Fund is newly formed, with no assets or operations prior to consummation of the reorganization, and has the same investment objective and investment strategies as the BP Capital TwinLine Energy Fund, the BP Capital TwinLine Energy Fund is the accounting and performance survivor of the proposed reorganization (so, the Hennessy BP Energy Fund is the successor to the BP Capital TwinLine Energy Fund’s accounting and performance history).  As the Hennessy BP Midstream Fund is newly formed, with no assets or operations prior to consummation of the reorganization, and has the same investment objective and investment strategies as the BP Capital TwinLine MLP Fund, the BP Capital TwinLine MLP Fund is the accounting and performance survivor of the proposed reorganization (so, the Hennessy BP Midstream Fund is the successor to the BP Capital TwinLine MLP Fund’s accounting and performance history).

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

 Peter D. Fetzer

Attachments

AUSTIN BOSTON CHICAGO DALLAS DENVER	DETROIT HOUSTON JACKSONVILLE LOS ANGELES MADISON	MEXICO CITY MIAMI MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN FRANCISCO SILICON VALLEY TALLAHASSEE	TAMPA WASHINGTON, D.C. BRUSSELS TOKYO